Financial instruments - Fair value and risk management, Accounting Classification (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets not Measured at Fair Value [Abstract]
Financial assets, transfers out of Level 1 into Level 2	$ 0	$ 0
Financial assets, transfers out of Level 2 into Level 1	0	0
Financial assets, transfers into Level 3	0	0
Secured Bank Loan [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(6,614,983,870)	(4,308,870,061)
Secured Bank Loan [Member] | Mandatory at FVTPL [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Secured Bank Loan [Member] | Financial Liabilities at Amortized Cost [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Secured Bank Loan [Member] | Other Financial Liabilities [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(6,614,983,870)	(4,308,870,061)
Unsecured Bank Loan [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(67,688,944)	(1,528,794,290)
Unsecured Bank Loan [Member] | Mandatory at FVTPL [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Unsecured Bank Loan [Member] | Financial Liabilities at Amortized Cost [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	0	0
Unsecured Bank Loan [Member] | Other Financial Liabilities [Member]
Financial Liabilities not Measured at Fair Value [Abstract]
Financial liabilities	(67,688,944)	(1,528,794,290)
Interest Rate Swaps [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value	116,923,727	192,791,990
Interest Rate Swaps [Member] | Mandatory at FVTPL [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value	116,923,727	192,791,990
Interest Rate Swaps [Member] | Financial Assets at Amortized Cost [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value	0	0
Interest Rate Swaps [Member] | Other Financial Assets [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value	0	0
Cash and Cash Equivalents and Restricted Cash [Member] | Level 1 [Member]
Financial Assets not Measured at Fair Value [Abstract]
Financial assets	146,369,734	240,754,805
Cash and Cash Equivalents and Restricted Cash [Member] | Mandatory at FVTPL [Member] | Level 1 [Member]
Financial Assets not Measured at Fair Value [Abstract]
Financial assets	0	0
Cash and Cash Equivalents and Restricted Cash [Member] | Financial Assets at Amortized Cost [Member] | Level 1 [Member]
Financial Assets not Measured at Fair Value [Abstract]
Financial assets	146,369,734	240,754,805
Cash and Cash Equivalents and Restricted Cash [Member] | Other Financial Assets [Member] | Level 1 [Member]
Financial Assets not Measured at Fair Value [Abstract]
Financial assets	$ 0	$ 0